Functional and presentation currency	12 Months Ended
Dec. 31, 2022
Functional and presentation currency
Functional and presentation currency

3.    Functional and presentation currency

These consolidated financial statements are presented in Russian Roubles (“RUB”), which is the Company’s functional and presentation currency. Financial information presented in RUB has been rounded to the nearest thousand, except when otherwise indicated.

The results and financial position of subsidiaries whose functional currency is different from the presentation currency are translated into presentation currency using the following procedures:

–	assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;
–	income and expenses for each statement of comprehensive income presented are translated at exchange rates at the dates of the transactions; and
–	all resulting exchange differences shall be recognised in other comprehensive income.